Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 27, 2022
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
CIK	dei_EntityCentralIndexKey	0001517936
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2022
Prospectus Date	rr_ProspectusDate	Oct. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A